Exhibit 99.2 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
747846		747846	Prepayment Penalty Total Term	36	0
419366		419366	Prepayment Penalty Total Term	36	0
419366		419366	Primary Mortgage or Rent Times 30	0	1
747846		747846	Property Type	Two to Four Unit	Single Family Detached
184707		184707	Property Type	Two to Four Unit	Single Family Detached
432648		432648	Property Type	PUD	Single Family Detached
429223		429223	Property Type	Two to Four Unit	Single Family Detached
242251		242251	Qualifying FICO	xxx	xxx